UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31,

Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

FORM N-Q

NOVEMBER 30, 2008

LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited)	November 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 15.1%
Internet & Catalog Retail - 0.2%
3,966,300	Liberty Media Holding Corp., Interactive Group, Series A Shares *	$10,431,369

Media - 14.8%
77,060	Ascent Media Corp., Class A Shares *	1,541,200
8,813,800	Cablevision Systems Corp., New York Group, Class A Shares	129,210,308
786,900	CBS Corp., Class B Shares	5,240,754
1,895,600	Comcast Corp., Class A Shares	32,869,704
14,219,900	Comcast Corp., Special Class A Shares	238,467,723
	Discovery Communications Inc.:
770,600	Class A Shares *	11,559,000
770,600	Class C Shares *	11,659,178
	Liberty Global Inc.:
699,831	Series A Shares *	10,140,551
709,748	Series C Shares *	10,007,447
3,202,340	Liberty Media Corp. - Entertainment, Series A *	38,011,776
793,300	Liberty Media Holding Corp., Capital Group, Series A Shares *	2,625,823
21,757,800	Sirius Satellite Radio Inc. *	4,532,149
786,900	Viacom Inc., Class B Shares *	12,527,448
4,677,400	Walt Disney Co.	105,335,048
997,200	World Wrestling Entertainment Inc., Class A Shares	11,597,436

	Total Media	625,325,545

Specialty Retail - 0.1%
2,635,700	Charming Shoppes Inc. *	3,953,550

	TOTAL CONSUMER DISCRETIONARY	639,710,464

ENERGY - 20.1%
Energy Equipment & Services - 9.1%
1,227,000	Core Laboratories NV	81,730,470
2,020,901	National-Oilwell Varco Inc. *	57,171,289
19,349,650	Weatherford International Ltd. *	247,095,031

	Total Energy Equipment & Services	385,996,790

Oil, Gas & Consumable Fuels - 11.0%
11,299,900	Anadarko Petroleum Corp.	463,860,895

	TOTAL ENERGY	849,857,685

EXCHANGE TRADED FUND - 0.7%
1,093,800	PowerShares QQQ, Trust Unit, Series 1	31,862,394

FINANCIALS - 4.1%
Capital Markets - 1.1%
1,348,400	Cohen & Steers Inc.	15,425,696
27,200	Goldman Sachs Group Inc.	2,148,528
2,138,130	Merrill Lynch & Co. Inc.	28,266,079

	Total Capital Markets	45,840,303

Thrifts & Mortgage Finance - 3.0%
4,079,600	Astoria Financial Corp.	75,309,416
3,898,300	New York Community Bancorp Inc.	50,872,815

	Total Thrifts & Mortgage Finance	126,182,231

	TOTAL FINANCIALS	172,022,534

HEALTH CARE - 42.4%
Biotechnology - 25.4%
1,055,800	Alkermes Inc. *	7,791,804
6,074,100	Amgen Inc. *	337,355,514
135,875	AP Pharma Inc. *	74,052
6,868,400	Biogen Idec Inc. *	290,602,004
6,052,700	Genzyme Corp. *	387,493,854
952,000	Isis Pharmaceuticals Inc. *	10,919,440

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

SHARES	SECURITY	VALUE
Biotechnology - 25.4% (continued)
1,714,200	Vertex Pharmaceuticals Inc. *	$42,152,178

	Total Biotechnology	1,076,388,846

Health Care Equipment & Supplies - 2.9%
3,376,500	Covidien Ltd.	124,424,025

Health Care Providers & Services - 6.7%
13,399,100	UnitedHealth Group Inc.	281,515,091

Pharmaceuticals - 7.4%
1,077,376	Anesiva Inc. *	72,184
1,457,900	BioMimetic Therapeutics Inc. *	12,537,940
7,252,600	Forest Laboratories Inc. *	175,367,868
570,200	Johnson & Johnson	33,402,316
725,720	Teva Pharmaceutical Industries Ltd., ADR	31,314,818
3,065,600	Valeant Pharmaceuticals International *	59,717,888

	Total Pharmaceuticals	312,413,014

	TOTAL HEALTH CARE	1,794,740,976

INDUSTRIALS - 7.0%
Aerospace & Defense - 3.6%
2,258,875	L-3 Communications Holdings Inc.	151,728,634

Construction & Engineering - 0.1%
145,850	Fluor Corp.	6,642,009

Industrial Conglomerates - 1.7%
3,376,500	Tyco International Ltd.	70,568,850

Machinery - 1.6%
2,529,800	Pall Corp.	69,594,798

	TOTAL INDUSTRIALS	298,534,291

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.3%
1,152,943	Arris Group Inc. *	8,289,660
611,972	Nokia Oyj (a)	8,652,956
2,651,628	Nokia Oyj, ADR	37,573,569

	Total Communications Equipment	54,516,185

Computers & Peripherals - 1.0%
267,700	LaserCard Corp. *	1,017,260
3,612,700	SanDisk Corp. *	28,901,600
2,882,950	Seagate Technology	12,137,220

	Total Computers & Peripherals	42,056,080

Electronic Equipment, Instruments & Components - 1.5%
243,155	Dolby Laboratories Inc., Class A Shares *	7,250,882
3,376,500	Tyco Electronics Ltd.	55,644,720

	Total Electronic Equipment, Instruments & Components	62,895,602

Semiconductors & Semiconductor Equipment - 3.4%
4,514,800	Broadcom Corp., Class A Shares *	69,121,588
1,178,500	Cree Inc. *	18,714,580
953,400	DSP Group Inc. *	5,453,448
2,973,500	Intel Corp.	41,034,300
669,200	Standard Microsystems Corp. *	10,198,608
450,600	Teradyne Inc. *	1,707,774

	Total Semiconductors & Semiconductor Equipment	146,230,298

Software - 1.4%
997,200	Advent Software Inc. *	22,237,560
1,541,200	Autodesk Inc. *	25,568,508

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (continued)	November 30, 2008

SHARES	SECURITY	VALUE
Software - 1.4% (continued)
617,300	Microsoft Corp.	$12,481,806

	Total Software	60,287,874

	TOTAL INFORMATION TECHNOLOGY	365,986,039

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $3,809,424,940)	4,152,714,383

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.4%
Repurchase Agreement - 2.4%
$99,609,000	Interest in $294,824,000 joint tri-party repurchase agreement dated 11/28/08 with Barclays Capital Inc., 0.250% due 12/1/08; Proceeds at maturity - $99,611,075; (Fully collateralized by various U.S. government agency obligations, 5.500% to 7.000% due 3/15/10 to 2/9/26; Market value - $101,601,362) (Cost - $99,609,000)	99,609,000

	TOTAL INVESTMENTS - 100.4% (Cost - $3,909,033,940#)	4,252,323,383
	Liabilities in Excess of Other Assets - (0.4)%	(15,455,457)

	TOTAL NET ASSETS - 100.0%	$4,236,867,926

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

(c) Foreign Currency Translation.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels or governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

2. Investment Valuation

Effective September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	November 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$4,252,323,383	$4,144,061,427	$108,261,956	—

3. Investments

At November 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,316,998,895
Gross unrealized depreciation	(973,709,452)

Net unrealized appreciation	$343,289,443

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 28, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	January 28, 2009

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Equity Trust - Legg Mason Partners Aggressive Growth Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 28, 2009	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

I, Kaprel Ozsolak, certify that:

1.	I have reviewed this report on Form N-Q of Legg Mason Partners Equity Trust - Legg Mason Partners Aggressive Growth Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 28, 2009	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer